Policyholders' Liabilities (Additional Insurance Reserves) (Details) - Variable / Universal Life - Policyholder Contract Deposit - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liability for Future Policy Benefit, Activity [Line Items]
Balance, beginning of period	$ 251,573	$ 186,582
Unearned revenue	75,757	76,179
Amortization expense	(13,681)	(11,188)
Other adjustments	61	0
Balance, end of period	313,710	251,573
Less: Reinsurance recoverables	81,256	63,830
Unearned revenue reserve net of reinsurance recoverables	$ 232,454	$ 187,743